Summary of Significant Accounting Policies New Accounting Pronouncement (Tables)	12 Months Ended
Sep. 30, 2015
New Accounting Pronouncement, Early Adoption [Line Items]
New Accounting Pronouncement, Early Adoption [Table Text Block]
In November 2015, the FASB issued Accounting Standards Update (ASU) No. 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes." ASU No. 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in the consolidated statements of financial position. During the quarter ended December 31, 2015, the Company early adopted ASU No. 2015-17 and applied the change retrospectively to all periods presented. Historical information has been revised throughout these financial statements to reflect the adoption of ASU No. 2015-17. Refer to Note 18, "Income Taxes," of the notes to consolidated financial statements for further information.

The impact of all adjustments made to the consolidated statements of financial position presented is summarized in the following table (in millions):

	September 30, 2015
	Previously Reported	Revised	Effect of Change
Consolidated Statement of Financial Position
Other current assets	$2,313	$1,689	$(624)
Other noncurrent assets	2,227	2,773	546
Other current liabilities	3,324	3,275	(49)
Other noncurrent liabilities	1,915	1,886	(29)

	September 30, 2014
	Previously Reported	Revised	Effect of Change
Consolidated Statement of Financial Position
Other current assets	$2,193	$1,635	$(558)
Other noncurrent assets	2,969	3,508	539
Other current liabilities	3,176	3,125	(51)
Other noncurrent liabilities	2,132	2,164	32